Contingent Liabilities and Commitments - Additional Information (Detail) € in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 VND (₫)	Dec. 31, 2017 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	₩ 1,867,227.0			$ 1,670.0
Long-term advances	1,114,316.0								₩ 830,335.0
Secured bank borrowing	268,093.0								₩ 642,172.0
Long-term supply agreements [member]
Disclosure of contingent liabilities [Line Items]
Long-term advances	1,649,198.0			1,475.0
KEB Hana Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,719,079.0			1,538.0
KEB Hana Bank [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	33,543.0			30.0
Bank of China [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	89,448.0			80.0
Bank of China [member] | LG Display (China) Co., Ltd. [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	278,401.0		¥ 1,711.0
Bank of China [member] | LG Display (China) Co., Ltd. [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	9,119.0					¥ 900.0
Bank of China [member] | LG Display (China) Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	559.0			0.5
Bank of China [member] | LG Display (China) Co., Ltd. [member] | EUR [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,198.0				€ 2.5
Bank of China [member] | LG Display (China) Co., Ltd. [member] | PLN [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	30.0						zł 0.1
Bank of China [member] | LG Display (China) Co., Ltd. [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,952.0							₫ 40,498.0
Sumitomo Mitsui Banking Corporation [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	55,905.0			50.0
Shinhan bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	9,504.0			8.5
Korea Development Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	341,929.0			306.0
KEB Hana Bank and Other Various Banks [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received	1,719,079.0	$ 1,538.0
China Construction Bank [member]
Disclosure of contingent liabilities [Line Items]
Property, plant and equipment and others provided as pledged assets for secured bank loans	146,262.0
China Construction Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing	₩ 268,093.0			$ 240.0